SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Land [Member]
Property, Plant and Equipment, Estimated Useful Lives	Infinite	Infinite
Property and buildings [Member]
Property, Plant and Equipment, Estimated Useful Lives	15 years
Property, Plant and Equipment, Useful Life		15 years
Equipment and machinery [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Property, Plant and Equipment, Useful Life		5 years
Equipment and machinery [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Property, Plant and Equipment, Useful Life		3 years
Office and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Property, Plant and Equipment, Useful Life		5 years
Office and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Property, Plant and Equipment, Useful Life		3 years
Automobiles [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Property, Plant and Equipment, Useful Life		5 years
Leasehold improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of useful life and lease term	Lesser of useful life and lease term